Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The provision for income taxes for the years ended December 31, 2023 and 2022 was comprised as follows (in thousands):

	Year Ended December 31,
	2023	2022
Current taxes:
Federal	$—	$—
State	27	10

Total current taxes	27	10
Deferred taxes:
Federal	—	—
State	—	—

Total deferred taxes	—	—

Total provision for income taxes	$27	$10

Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate
A reconciliation of the federal statutory income tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2023	2022
Income tax computed at federal statutory rate	21.0%	21.0%
State taxes, net of federal benefit	7.1%	6.1%
Tax credit carryforwards	3.6%	6.2%
Permanent items	(1.0)%	(0.2)%
Change in valuation allowance	(30.8)%	(32.7)%
Other	0.1%	(0.4)%

Effective tax rate	—%	—%

Schedule of Deferred Tax Assets and Liabilities
The principal components of the Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022 were comprised as follows (in thousands):

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$80,385	$19,580
Tax credit carryforwards	22,474	5,477
Capitalized research and development	34,395	10,279
Stock-based compensation	4,494	319
Amortization	1,138	—
Operating lease liability	9,052	855
Accrued expenses and other temporary differences	1,543	707

Total deferred tax assets	153,481	37,217
Less: valuation allowance	(145,766)	(36,094)

Net deferred tax assets	7,715	1,123
Deferred tax liabilities:
Operating right-of-use asset	(7,401)	(552)
Depreciation	(314)	(571)

Total deferred tax liabilities	(7,715)	(1,123)

Net deferred taxes	$—	$—